FINANCE RECEIVABLES - Impaired Finance Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 7.8	$ 1.5	$ 6.0
Related allowance	7.8	0.6	2.4
Average recorded investment	7.5	2.4	3.7
Commercial Loans
Financing Receivable, Impaired [Line Items]
Recorded investment	7.8	1.5	6.0
Related allowance	7.8	0.6	2.4
Average recorded investment	7.5	2.4	3.7
Sales-Type Leases
Financing Receivable, Impaired [Line Items]
Recorded investment	0.0	0.0	0.0
Related allowance	0.0	0.0	0.0
Average recorded investment	$ 0.0	$ 0.0	$ 0.0